Risk management	12 Months Ended
Dec. 31, 2021
Text block [Abstract]
Risk management

Note 36 - Risk management

The Bank and its subsidiaries, through their activity, are exposed to several types of risk mainly related to loans portfolio and financial instruments. Risk management policies are established in order to identify and analyze the risks faced by the Bank, set limits and adequate controls, monitor risks and comply with limits. The risk management policies and risk administration structures are reviewed periodically in order to reflect changes in the institution’s activities. The Bank, through its rules and procedures, intends to develop an appropriate control environment, in which all employees understand their roles and responsibilities.

The following is a description of the main business activities and policies of the Bank in terms of risk management.

Risk Management Structure

Board of Directors

The Board of Directors plays a leading role in corporate governance of the bank and its subsidiaries. It is responsible for establishing and monitoring the Bank’s risk management structure, for which it has a corporate governance system aligned with international best practices and Chilean regulations, mainly from the CMF. One of the principal functions of the Board of Directors is to ensure that processes are in place to monitor, evaluate and guide senior management to ensure that their actions are in line with best practices and defined risk appetite levels. To accomplish this, a governance structure made up of various committees has been created. These committees lay out guidelines for the Bank’s staff and assist them in carrying out their functions related to controlling and managing the Bank’s risks.

Audit Committee

The Audit Committee’s objective is to monitor the Bank’s internal control systems and its compliance with regulations and other internal standards. It is also responsible for the oversight of the different aspects of maintenance, application and functioning of the Bank’s internal controls, monitoring compliance with standards and procedures regulating its practices, and having an understanding of the risks that can arise from the business conducted by the Bank.

The committee is linked to the Board of Directors through the participation of at least two board members named by the Board itself. These members must report to the Board situations and events analyzed by the Committee, thus holding the Bank’s Board members responsible for complying with both self-control policies established by the entity as well as laws and regulations to which it is subject.

The Audit Committee must reinforce and support the Internal Audit function including its independence from management and serve, at the same time, as a link between the internal audit department and the independent auditors as well as between both internal and external auditors and the Board of Directors.

Director’s Committee

The Director’s Committee’s objective is to strengthen the self-regulation of the Bank and other entities under its control, making the Board’s work more efficient through increased oversight of management’s activities.

Likewise, responsible for making the agreements necessary to protect shareholders, especially minority shareholders, examining executive compensation systems and analyzing and issuing a report on the transactions referenced in title XVI of Law 18,046. A copy of this report is sent to the Board, which must read the report and approve or reject each respective transaction.

Note 36 - Risk management, continued

In its role as overseer of corporate activity, the committee must inform the market of any violations or major corporate events as well as transactions that the company carries out with related parties of the controlling shareholder or takeovers of any form.

Corporate Governance Committee

For the purposes of this committee, corporate governance is defined as the set of bodies and institutional practices that impact a company’s decision making process, contributing to sustainable value creation in a framework of transparency, proper management, risk control and corporate responsibility.

Therefore, appropriate corporate governance in a Bank must align organizational incentives and promote the rights of shareholders and other direct or indirect stakeholders.

The Corporate Governance Committee is a consultative body of the Board of Directors whose mission is to ensure that the Bank follows the best corporate governance practices for financial entities. To this end, it evaluates current practices and policies, proposes and makes recommendations to the Board of Directors on improvements, reforms and adjustments that it deems appropriate and works to ensure proper implementation and application of these corporate governance practices and policies defined by the Board of Directors.

Asset-Liability Committee (ALCO)

After the Board and its specialized committees, the Asset-Liability Committee (hereinafter also “ALCO”) is the next highest body involved in managing the institution’s financial policies.

The committee’s main purpose is to ensure compliance with the financial guidelines set by the Board of Directors. In this spirit, it must approve and monitor the financial strategies that guide the Bank with respect to the composition of its assets and liabilities, liquidity management and transactions with financial instruments.

It will consider the alternatives available to make decisions that ensure the highest and most sustainable returns with financial risk levels that are compatible with the bank’s risk appetite and current regulations.

Anti-Money Laundering and Anti-Terrorism Finance Prevention Committee

This committee’s main purpose is to plan and coordinate activities to comply with policies and procedures to prevent asset laundering, terrorism financing and bribery, to be informed of the work carried out by the Compliance Officer, who has also been designated as the head of prevention in conformity with Law No. 20,393, as well as to adopt agreements to improve prevention and control measures proposed by the Compliance Officer.

Operational Risk Committee

This committee’s objective is to evaluate the status of critical processes that are directly related to the Bank’s Operational Risk and Internal Controls, in accordance with current CMF standards in order to ensure an adequate control environment and proper implementation of regulatory changes..

Note 36 - Risk management, continued

Compliance Committee

The Compliance Committee’s main purpose is to define, promote and ensure that the conduct of all Itaú Corpbanca employees meets the highest possible standards of personal and professional excellence. Employee conduct should, at all times, be guided by the principles and values that embody our organization’s spirit, philosophy and good business practices. It is also responsible for ensuring that the Regulatory Compliance Model is properly applied in accordance with definitions set by this committee, and for maintaining itself informed of the work carried out by the Compliance Officer on such matters, as well as adopting agreements to improve control measures proposed by the Compliance Officer.

Committee on Risk Methodologies

The objective of the Risk Methodologies Committee is to ensure the adequacy of all methodologies for estimating the Bank’s provisions for all business areas.

This Committee - which exercises its functions with respect to the Bank, its Divisions and Subsidiaries - deals with certain corporate aspects such as policies, manuals and procedures related to the provisioning methodologies, as well as the statistical models of admission, behavior scoring and provisions.

Its main members are: Corporate Risk Manager, Risk Control Manager, Retail Credit Manager, Financial Risk Manager, Responsible for Monitoring and Control of Retail and Responsible for Risk Models.

Portfolio Committee

The objective of the Portfolio Committee is to monitor the evolution of the Bank’s wholesale and retail portfolios in terms of their risk-return ratio, their adjustment to the defined risk appetite and the progress made in materializing short-term strategies or instructions. Also, long term that this committee has defined.

As a result, it considers in its analysis the competition, the movements of its most relevant actors and the main risks that affect the management of the portfolios, as well as the projects that have an impact on the matter.

Its main members are: General Manager, Corporate Risk Manager, Risk Control Manager, Wholesale Credit Manager, Wholesale Banking Manager, Retail Credit Manager, Retail Banking Manager, Financial Planning and Control Manager and Product Manager and Marketing

Internal Audit

The main function of Internal Audit is to support the Board of Directors and senior management to independently asses the, application and proper functioning of the Bank’s internal control system, which also entails supervising compliance with rules and procedures.

Code of Conduct and Market Information Manual

All associates, directors and subsidiaries must adhere to ethical standards based on principles and values designed to guide and maintain the highest possible standards.

The trust of our customers is vital to the Bank’s success, therefore all associates and directors should strive to honor that trust by strictly complying with the General Code of Conduct.

Note 36 - Risk management, continued

Main Risks and Requirements Affecting the Bank and its Subsidiaries:

Credit risk

Credit risk is the risk that a customer or counterparty will default on its contractual obligations resulting in financial loss to the Bank. The Bank’s main income generating activity is lending to customers and therefore credit risk is a principal risk. Credit risk mainly arises from loans and advances to customers and other Banks (including related commitments to lend such as loan or credit card facilities), investments in debt securities and derivatives. The Bank considers all elements of credit risk exposure such as counterparty default risk, geographical risk and sector risk for risk management purposes.

Credit risk management

The Bank’s credit committee is responsible for managing the Bank’s credit risk by:

●	Ensuring that the Bank has appropriate credit risk practices, including an effective system of internal control, to consistently determine adequate allowances in accordance with the Bank’s stated policies and procedures, IFRS and relevant supervisory guidance.
●	Identifying, assessing and measuring credit risk across the Bank, from an individual instrument to a portfolio level.
●	Creating credit policies to protect the Bank against the identified risks including the requirements to obtain collateral from borrowers, to perform robust ongoing credit assessment of borrowers and to continually monitor exposures against internal risk limits.
●	Limiting concentrations of exposure by type of asset, counterparties, industry, credit rating, geographic location etc.
●	Establishing a robust control framework regarding the authorization structure for the approval and renewal of credit facilities.
●	Developing and maintaining the Bank’s risk grading to categorize exposures according to the degree of risk of default, as well as to review that categorization as new information becomes available.
●	Developing and maintaining the Bank’s processes for measuring ECL including monitoring of credit risk, incorporation of forward looking information and the method used to measure ECL.
●	Ensuring that the Bank has policies and procedures in place to appropriately maintain and validate models used to assess and measure ECL.
●	Establishing a sound credit risk accounting assessment and measurement process that provides it with a strong basis for common systems, tools and data to assess credit risk and to account for ECL. Providing advice, guidance and specialist skills to business units to promote best practice throughout the Bank in the management of credit risk.

The internal audit function performs regular audits making sure that the established controls and procedures are adequately designed and implemented.

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Significant increase in credit risk

The Bank analyzes all data collected using statistical models and estimates the remaining lifetime PD of exposures and how these are expected to change over time. The factors taken into account in this process include macro-economic data such as GDP growth, unemployment, benchmark interest rates and house prices. The Bank generates a ‘base case’ scenario of the future direction of relevant economic variables as well as a representative range of other possible forecast scenarios. The Bank then uses these projections to macroeconomically adjust its estimated PD and LGD parameters.

Under the Bank’s monitoring procedures a significant increase in credit risk is identified before the exposure has defaulted, and at the latest when the exposure becomes 30 days past due, unless the Bank has reasonable and supportable information that demonstrates otherwise.

In 2021, the measures considered for the determination of the SICR contemplate differentials of PD between origination and reference, leaving behind additional contemplated COVID-19 measures in 2020 (for example, minimum credit card payments, protests, debt increase, among others).

The quantitative criteria are used to identify where an exposure has increased in credit risk and it is applied based on whether an increase in the lifetime PD since the recognition date exceeds the threshold set in absolute and relative terms. The following formulas are used to determine such thresholds:

Relative comparison formula

Threshold = Lifetime PD (at reporting date)   -   1

Lifetime PD (at origination)

Absolute comparison formula

Threshold = Lifetime PD (at reporting date) – Lifetime PD (at origination)

Criteria used for Chile

Type of portfolio	Debtor category	Stages	Days of arrears to the end of the month
	A1, A2, A3, A4	Stage 1	Up to 29 days
Corporate	A5 (*)	Stage 1	Up to 29 days
	A6, B1, B2, B3, B4	Stage 2	From 30 to 89 days
	C1, C2, C3, C4, C5, C6	Stage 3	90 days or more

(*)   Loans originated in A5 are considered Stage 1 at inception. Loans that were originated in a higher category and subsequently downgraded to A5 are considered Stage 2.

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Days of arrears to the end of the month,
probability of default (PD) and
Type of portfolio	Portfolio	Stages	qualitative considerations
		Stage 1	Up to 29 days
	CAE	Stage 2	From 30 to 89 days or (relative difference between referential and origination PD’s>=1.2199 and absolute difference between referential and origination PD’s>= 0.0671)
		Stage 3	90 days or more
		Stage 1	Up to 29 days
	Condell / Restructured Condell	Stage 2 (Condell)	From 30 to 89 days or (relative difference between referential and origination PD’s>= 1.9351 and absolute difference between referential and origination PD’s>= 0.0304)
		Stage 2 (Restructured Condell)	From 30 to 89 days or (relative difference between referential and origination PD’s>=2.0659 and absolute difference between referential and origination PD’s>=0.2042)
		Stage 3	90 days or more
		Stage 1	Up to 29 days
	Commercial/ Rotative Commercial	Stage 2 (Commercial)	From 30 to 89 days or (relative difference between referential and origination PD’s>=1.4911 and absolute difference between referential and origination PD’s>=0.0736)
Collective		Stage 2 (Rotative Commercial)	From 30 to 89 days or (relative difference between referential and origination PD’s>=1.9533 and absolute difference between referential and origination PD’s>=0.0207)
		Stage 3	90 days or more
		Stage 1	Up to 29 days
		Stage 2 (Consumer)	From 30 to 89 days or (relative difference between referential and origination PD’s>=1.5057 and absolute difference between referential and origination PD’s>=0.0983)
	Consumer/ Renegotiated Consumer/ Rotative Consumer	Stage 2 (Renegotiated Consumer)	From 30 to 89 days or (relative difference between referential and origination PD’s>=1.7395 and absolute difference between referential and origination PD’s>=0.0849)
		Stage 2 (Rotative Consumer)	From 30 to 89 days or (relative difference between referential and origination PD’s>=1.9933 and absolute difference between referential and origination PD’s>=0.0320)
		Stage 3	90 days or more
		Stage 1	Up to 29 days
	Mortgage	Stage 2	From 30 to 89 days or (relative difference between referential and origination PD’s>=2.3919 and absolute difference between referential and origination PD’s>=0.1452)
		Stage 3	90 days or more

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Criteria used for Colombia

	% of absolute increase in	% of relative increase	Qualitative
	lifetime PD	in lifetime PD	indicators assessed
Corporate portfolio			Debt restructuring and increase in credit risk of other financial instruments
Other loans not classified	58.62%	1,976.95%
Small company 1	32.16%	527.10%
Small company 2	37.20%	5,547.50%
Medium company 1	14.65%	843.35%
Medium company 2	9.21%	492.81%
Large company	9.35%	758.23%
Low default	9.19%	1,016.56%
Low default (Government and Financial)	1.34%	1,430.86%
Collective portfolio			Increase in credit risk of other financial instruments
Leasing	48.21%	452.22%
Payroll deductible loan	48.99%	1,384.14%
Revolving line of credit	28.78%	64.82%
Overdraft limit	41.34%	163.35%
Credit card	82.56%	1,330.76%
Mortgage loan	2.19%	111.58%
Personal debt restructuring	16.58%	157.47%
Other loans	46.42%	204.28%

Loan commitments are assessed along with the category of loan the Bank is committed to provide, i.e. commitments to provide mortgages are assessed using similar criteria to mortgage loans, while commitments to provide a corporate loan are assessed using similar criteria to corporate loans.

The Bank has monitoring procedures in place to make sure that the criteria used to identify significant increases in credit risk are effective, meaning that significant increases in credit risk are identified before the exposure is defaulted or when the asset becomes 30 days past due. The Bank performs periodic back-testing of its ratings to consider whether the drivers of credit risk that led to default were accurately reflected in the rating in a timely manner.

Incorporation of forward-looking information

The Bank uses forward-looking information that is available without undue cost or effort in its assessment of significant increase of credit risk as well as in its measurement of ECL. The Bank employs experts who use external and internal information to generate a ‘base case’ scenario of future forecast of relevant economic variables along with a representative range of other possible forecast scenarios. The external information used includes economic data and forecasts published by governmental bodies and monetary authorities.

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The Bank applies probabilities to the forecast scenarios identified. The base case scenario is the single most-likely outcome and consists of information used by the Bank for strategic planning and budgeting. The Bank has identified and documented key drivers of credit risk and credit losses for each portfolio of financial instruments and, using a statistical analysis of historical data, has estimated relationships between macro-economic variables and credit risk and credit losses. The Bank has not made changes in the estimation techniques or significant assumptions made during the reporting period.

The table below summarizes the principal macroeconomic indicators included in the economic scenarios used as of December 31, 2021 until December 31, 2023 in the countries where the Bank and its subsidiaries operate and therefore are the countries that have a material impact on ECLs.

Criteria for Chile

		2021	2022				2023
Indicators	Portfolio	Q4	Q1	Q2	Q3	Q4	Q1	Q2	Q3	Q4
Unemployment rate	Base scenario	7.11%	7.78%	7.64%	7.37%	7.09%	6.93%	7.07%	6.95%	6.95%
	Range of upside scenarios	7.60%	9.65%	9.72%	9.42%	9.01%	8.87%	8.62%	8.34%	8.13%
	Range of downside scenarios	6.36%	6.63%	6.87%	6.74%	6.54%	6.16%	6.37%	6.30%	6.30%
Consumer's price index (IPC)	Base scenario	113.73	115.53	116.37	117.47	118.27	119.08	119.60	120.94	121.85
	Range of upside scenarios	114.41	117.19	117.80	118.62	120.13	122.55	122.69	123.04	124.10
	Range of downside scenarios	113.34	114.30	114.20	115.89	116.97	117.01	116.66	118.70	120.13
Interbank interest rate	Base scenario	4.00%	5.50%	5.50%	5.50%	5.50%	5.00%	4.50%	4.00%	3.50%
	Range of upside scenarios	4.25%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	5.00%	4.00%
	Range of downside scenarios	3.25%	4.00%	4.50%	4.50%	4.50%	4.00%	3.50%	3.00%	3.00%
Exchange Rate (USD/CLP)	Base scenario	800.00	800.00	800.00	800.00	800.00	795.00	790.00	785.00	780.00
	Range of upside scenarios	880.00	880.00	880.00	880.00	880.00	870.00	860.00	850.00	840.00
	Range of downside scenarios	780.00	760.00	740.00	720.00	700.00	700.00	700.00	700.00	700.00

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Criteria for Colombia

	As of December 31,
	2021	2022	2023
GDP growth
Base scenario	6.21	1.50	3.70
Range of upside scenarios	7.51	3.00	5.20
Range of downside scenarios	4.41	(0.30)	1.90
Unemployment rates
Base scenario	13.36	12.65	11.95
Range of upside scenarios	11.36	10.65	9.95
Range of downside scenarios	15.36	14.65	13.95
Benchmark interest rates
Base scenario	3.00	4.75	4.75
Range of upside scenarios	3.50	5.50	5.50
Range of downside scenarios	2.50	4.00	4.00
currency exchange rate
Base scenario	3,800	3,800	3,700
Range of upside scenarios	3,889	3,926	3,850
Range of downside scenarios	3,711	3,674	3,550
Consumer’s Price Index
Base scenario	5.00	3.90	3.00
Range of upside scenarios	4.88	3.42	2.16
Range of downside scenarios	5.12	4.38	3.84

Predicted relationships between the key indicators and default and loss rates on various portfolios of financial assets have been developed based on analyzing historical data over the past 3 years.

Sensitivity analysis

The most significant assumptions affecting the ECL allowance, as indicated in the tables above by country, are as follows:

Chile:

●	Unemployment rate, given its impact on secured and unsecure borrowers’ ability to meet their contractual repayments.
●	Consumer’s Price Index (IPC), given its impact on housing prices, mortgage collateral valuations, and consumers purchasing power
●	Interbank interest rate, given its impact on companies’ likelihood of default
●	Exchange rate (USD/CLP)

Note 36 - Risk management, continued

Colombia:

●	GDP growth, given the significant impact on companies’ performance and collateral valuations
●	Unemployment rates, given its impact on secured and unsecure borrowers’ ability to meet their contractual repayments.
●	Interest rate, given its impact on companies’ likelihood of default
●	Exchange rates, given its impact on companies’ financial position and debt
●	Consumer’s Price Index (IPC), given its impact on housing prices and consumers purchasing power

Set out below are the changes to ECL as of December 31, 2021 that would result from reasonably possible changes in these parameters from the actual assumptions used in the Bank’s economic variable assumptions as set forth in the tables above for Base scenarios, upside scenarios, and downside scenarios.

ECL coverage of loans and accounts receivable at amortized cost subject to significant measurement uncertainty as of December 31, 2021	Chile	Colombia
	MCh$	MCh$
Reported ECL	665,107	282,705
Loans and accounts receivable at amortized cost	19,975,179	4,768,181

Reported Coverage (Reported ECL/ loans and accounts receivable at amortized cost)%	3.33	5.93
Consensus upside scenario (Upside scenario for ECL/ loans and accounts receivable at amortized cost)%	3.22	5.74
Consensus central scenario (Base scenario for ECL/ loans and accounts receivable at amortized cost)%	3.32	5.93
Consensus downside scenario (Downside scenario for ECL/ loans and accounts receivable at amortized cost)%	3.41	6.11

ECL coverage rates reflect the underlying observed credit defaults, the sensitivity to economic environment, extent of collateral and the effective maturity of the book.

Measurement of ECL

The key inputs used for measuring ECL are:

●	probability of default (PD);
●	loss given default (LGD); and
●	exposure at default (EAD).

As explained above these figures are generally derived from internally developed statistical models and other historical data and they are adjusted to reflect probability-weighted forward-looking information.

Note 36 - Risk management, continued

PD is an estimate of the likelihood of default over a given time horizon. It is estimated as at a point in time. The calculation is based on statistical rating models, and assessed using rating tools tailored to the various categories of counterparties and exposures. These statistical models are based on market data (where available), as well as internal data comprising both quantitative and qualitative factors. PDs are estimated considering the contractual maturities of exposures and estimated prepayment rates. The estimation is based on current conditions, adjusted to take into account estimates of future conditions that will impact PD.

LGD is an estimate of the loss given on default. It is based on the difference between the contractual cash flows due and those that the lender would expect to receive, taking into account cash flows from any collateral. The LGD models for secured assets consider forecasts of future collateral valuation taking into account sale discounts, time to realization of collateral, cross-collateralization and seniority of claim, cost of realization of collateral and cure rates (i.e. exit from non-performing status). LGD models for unsecured assets consider time of recovery, recovery rates and seniority of claims. The calculation is on a discounted cash flow basis, where the cash flows are discounted by the current interest rate.

EAD is an estimate of the exposure at a future default date, taking into account expected changes in the exposure after the reporting date, including repayments of principal and interest, as well as expected drawdowns on committed facilities. The Bank’s modelling approach for EAD reflects expected changes in the balance outstanding over the lifetime of the loan exposure that are permitted by the current contractual terms, such as amortization profiles, early repayment or overpayment, changes in utilization of undrawn commitments and credit mitigation actions taken before default. The Bank uses EAD models that reflect the characteristics of the portfolios.

The Bank measures ECL considering the risk of default over the maximum contractual period (including extension options) over which the entity is exposed to credit risk and not a longer period, even if contact extension or renewal is common business practice. However, for financial instruments such as credit cards, revolving credit facilities and overdraft facilities that include both a loan and an undrawn commitment component, the Bank’s contractual ability to demand repayment and cancel the undrawn commitment does not limit the Bank’s exposure to credit losses to the contractual notice period. For such financial instruments the Bank measures ECL over the period that it is exposed to credit risk and ECL would not be mitigated by credit risk management actions, even if that period extends beyond the maximum contractual period. These financial instruments do not have a fixed term or repayment structure and have a short contractual cancellation period. However, the Bank does not enforce in the normal day-to-day management the contractual right to cancel these financial instruments. This is because these financial instruments are managed on a collective basis and are canceled only when the Bank becomes aware of an increase in credit risk at the facility level. This longer period is estimated taking into account the credit risk management actions that the Bank expects to take to mitigate ECL, e.g. reduction in limits or cancellation of the loan commitment.

The measurement of ECL is based on probability weighted average credit loss. As a result, the measurement of the loss allowance should be the same regardless of whether it is measured on an individual basis or a collective basis (although measurement on a collective basis is more practical for portfolios with large numbers of loans). The assessment of significant increases in credit risks may at times be made on a collective basis asnoted below.

Note 36 - Risk management, continued

Credit quality

A detail by credit quality, which includes loans and accounts receivable from customers and interbank loans as of December 31, 2021 and 2020 is summarized as follows:

	As of December 31, 2021
Corporate	Stage 1	Stage 2	Stage 3	Totals corporate	Percentage	Stage 1	Stage 2	Stage 3	Totals allowance	Percentage
	MCh$	MCh$	MCh$	MCh$	%	MCh$	MCh$	MCh$	MCh$	%
A1	104,887	—	—	104,887	0.42%	(45)	—	—	(45)	0.01%
A2	623,613	—	—	623,613	2.52%	(337)	—	—	(337)	0.04%
A3	2,456,274	—	—	2,456,274	10.64%	(5,729)	—	—	(5,729)	0.60%
A4	4,398,475	—	—	4,398,475	18.49%	(42,196)	—	—	(42,196)	4.45%
A5	2,717,332	—	—	2,717,332	11.69%	(26,295)	—	—	(26,295)	2.77%
A6	—	1,114,466	—	1,114,466	4.13%	—	(36,245)	—	(36,245)	3.82%
B1	—	563,250	—	563,250	1.90%	—	(10,564)	—	(10,564)	1.11%
B2	—	240,106	—	240,106	0.59%	—	(13,190)	—	(13,190)	1.39%
B3	—	106,425	—	106,425	0.43%	—	(11,219)	—	(11,219)	1.18%
B4	—	93,647	—	93,647	0.38%	—	(19,119)	—	(19,119)	2.02%
C1	—	—	149,838	149,838	0.38%	—	—	(3,205)	(3,205)	0.24%
C2	—	—	98,318	98,318	0.15%	—	—	(5,020)	(5,020)	0.47%
C3	—	—	469,581	469,581	1.65%	—	—	(126,748)	(126,748)	13.06%
C4	—	—	249,938	249,938	0.76%	—	—	(92,541)	(92,541)	9.60%
C5	—	—	42,253	42,253	0.17%	—	—	(34,403)	(34,403)	3.60%
C6	—	—	128,830	128,830	0.50%	—	—	(127,706)	(127,706)	14.13%
Subtotals corporate	10,300,581	2,117,894	1,138,758	13,557,233	54.80%	(74,602)	(90,337)	(389,623)	(554,562)	58.49%

	As of December 31, 2021
Collectively assessed portfolio	Stage 1	Stage 2	Stage 3	Total collective	Percentage	Stage 1	Stage 2	Stage 3	Totals allowance	Percentage
	MCh$	MCh$	MCh$	MCh$	%	MCh$	MCh$	MCh$	MCh$	%
Commercial loans	1,511,692	470,765	132,980	2,115,437	8.55%	(2,100)	(92,410)	(31,957)	(126,467)	13.34%
Mortgage loans	5,815,884	314,060	115,027	6,244,971	25.23%	(14,156)	(44,636)	(18,506)	(77,298)	8.18%
Consumer loans	2,424,540	338,799	62,380	2,825,719	11.42%	(68,129)	(77,522)	(43,834)	(189,485)	19.99%
Subtotals collectively assessed portfolio	9,752,116	1,123,624	310,387	11,186,127	45.20%	(84,385)	(214,568)	(94,297)	(393,250)	41.51%
Totals portfolio	20,052,697	3,241,518	1,449,145	24,743,360	100%	(158,987)	(304,905)	(483,920)	(947,812)	100%

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	As of December 31, 2020
Corporate	Stage 1	Stage 2	Stage 3	Totals corporate	Percentage	Stage 1	Stage 2	Stage 3	Totals allowance	Percentage
	MCh$	MCh$	MCh$	MCh$	%	MCh$	MCh$	MCh$	MCh$	%
A1	163,981	—	—	163,981	0.73%	(66)	—	—	(66)	0.01%
A2	514,946	—	—	514,946	2.28%	(254)	—	—	(254)	0.02%
A3	2,182,085	—	—	2,182,085	9.65%	(3,624)	—	—	(3,624)	0.35%
A4	4,223,518	—	—	4,223,518	18.67%	(35,625)	—	—	(35,625)	3.42%
A5	2,952,521	—	—	2,952,521	13.05%	(19,474)	—	—	(19,474)	1.87%
A6	—	920,044	—	920,044	4.07%	—	(38,540)	—	(38,540)	3.70%
B1	—	431,934	—	431,934	1.91%	—	(10,757)	—	(10,757)	1.03%
B2	—	161,455	—	161,455	0.71%	—	(13,265)	—	(13,265)	1.27%
B3	—	163,779	—	163,779	0.72%	—	(16,242)	—	(16,242)	1.56%
B4	—	208,409	—	208,409	0.92%	—	(56,413)	—	(56,413)	5.41%
C1	—	—	97,306	97,306	0.43%	—	—	(2,193)	(2,193)	0.21%
C2	—	—	63,842	63,842	0.28%	—	—	(7,146)	(7,146)	0.69%
C3	—	—	166,229	166,229	0.73%	—	—	(46,524)	(46,524)	4.47%
C4	—	—	185,893	185,893	0.82%	—	—	(83,164)	(83,164)	7.98%
C5	—	—	128,699	128,699	0.57%	—	—	(94,140)	(94,140)	9.04%
C6	—	—	188,493	188,493	0.83%	—	—	(191,900)	(191,900)	18.42%
Subtotals corporate	10,037,051	1,885,621	830,462	12,753,134	56.37%	(59,043.00)	(135,217.00)	(425,067.00)	(619,327)	59.45%

	As of December 31, 2020
Collectively assessed portfolio	Stage 1	Stage 2	Stage 3	Total collective	Percentage	Stage 1	Stage 2	Stage 3	Totals allowance	Percentage
	MCh$	MCh$	MCh$	MCh$	%	MCh$	MCh$	MCh$	MCh$	%
Commercial loans	491,849	1,178,431	385,385	2,055,665	9.09%	(29,083)	(57,606)	(41,601)	(128,290)	12.31%
Mortgage loans	4,166,515	1,025,921	124,317	5,316,753	23.52%	(10,732)	(48,514)	(14,219)	(73,465)	7.05%
Consumer loans	1,732,525	686,699	73,205	2,492,429	11.02%	(66,649)	(105,353)	(48,789)	(220,791)	21.19%
Subtotals collectively assessed portfolio	6,390,889	2,891,051	582,907	9,864,847	43.63%	(106,464)	(211,473)	(104,609)	(422,546)	40.55%
Totals portfolio	16,427,940	4,776,672	1,413,369	22,617,981	100%	(165,507)	(346,690)	(529,676)	(1,041,873)	100%

Note 36 - Risk management, continued

The table below provides an analysis of the gross carrying amount of loans and advances to customers by past due:

	As of December 31, 2021
	Less than 30 days overdue	Between 30 and 89 days overdue	More than 90 days overdue	Total overdue
	MCh$	MCh$	MCh$	MCh$
Interbank loans	—	—	—	—
Loans and accounts receivable from customers
Commercial loans	156,006	97,039	361,084	614,129
Mortgage loans	120,581	44,845	66,865	232,291
Consumer loans	123,263	52,812	36,872	212,947
Totals	399,850	194,696	464,821	1,059,367

	As of December 31, 2020
	Less than 30 days overdue	Between 30 and 89 days overdue	More than 90 days overdue	Total overdue
	MCh$	MCh$	MCh$	MCh$
Interbank loans	—	—	—	—
Loans and accounts receivable from customers
Commercial loans	195,865	260,792	381,611	838,268
Mortgage loans	87,946	37,084	77,175	202,205
Consumer loans	78,573	50,275	45,096	173,944
Totals	362,384	348,151	503,882	1,214,417

An analysis for the movement of the allowance for losses during the year by individual and group portfolio is included in Note 10, letter c.

Note 36 - Risk management, continued

Maximum Exposure to Credit Risk

The following table shows the Bank’s maximum credit risk exposure by financial asset as of December 31, 2021 and 2020 for different balance sheet items, including derivatives, without deducting real guarantees or other credit enhancements received:

	Maximum Exposure as of December 31, 2021
	Balance sheet asset				Off-balance sheet			Collateral
	Notes	Gross amounts	Allowances	Net amounts	Gross amounts	Allowances	Net amounts	Cash	Non-cash	Net exposure
		MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Financial instruments at fair value through other comprehensive income	11	3,661,101	(651)	3,660,450	—	—	—	—	—	3,660,450
Loans and accounts receivable at amortized cost	10	24,743,360	(947,812)	23,795,548	7,859,923	(30,589)	7,829,334	—	—	31,624,882
Commercial loans		15,672,670	(681,029)	14,991,641	7,859,923	(30,589)	7,829,334	—	—	22,820,975
Mortgage loans		6,244,971	(77,298)	6,167,673	—	—	—	—	—	6,167,673
Consumer loans		2,825,719	(189,485)	2,636,234	—	—	—	—	—	2,636,234
Financial instruments at amortized cost	11	187,582	(127)	187,455	—	—	—	—	—	187,455
Investments under resale agreements	7	606,178	—	606,178	—	—	—	—	—	606,178
Financial derivative contracts	8	2,980,926		2,980,926	—	—	—	—	—	2,980,926
Interbank loans, net	9	80,907	(353)	80,554	—	—	—	—	—	80,554
Other assets	15	810,521		810,521	—	—	—	—	—	810,521
Totals		33,070,575	(948,943)	32,121,632	7,859,923	(30,589)	7,829,334	—	—	39,950,966

	Maximum Exposure as of December 31, 2020
	Balance sheet asset				Off-balance sheet			Collateral
	Notes	Gross amounts	Allowances	Net amounts	Gross amounts	Allowances	Net amounts	Cash	Non-cash	Net exposure
		MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Financial instruments at fair value through other comprehensive income	11	3,971,810	(911)	3,970,899	—	—	—	—	—	3,970,899
Loans and accounts receivable at amortized cost	10	22,617,981	(1,041,873)	21,576,108	5,393,860	(39,775)		—	23,428,761	(1,852,653)
Commercial loans		14,808,799	(747,617)	14,061,182	5,393,860	(39,775)	5,354,085	—	13,348,809	6,066,458
Mortgage loans		5,316,753	(73,465)	5,243,288	—	—	—	—	9,844,723	(4,601,435)
Consumer loans		2,492,429	(220,791)	2,271,638	—	—	—	—	235,229	2,036,409
Financial instruments at amortized cost	11	111,643	(101)	111,542	—	—	—	—	—	111,542
Investments under resale agreements	7	105,580	—	105,580	—	—	—	—	105,580	—
Financial derivative contracts	8	3,982,803	—	3,982,803	—	—	—	308,674	—	3,674,129
Interbank loans, net	9	7,131	(10)	7,121	—	—	—	—	—	7,121
Other assets	15	—	—	—	—	—	—	—	—	—
Totals		30,796,948	(1,042,895)	29,754,053	5,393,860	(39,775)	—	308,674	23,534,341	5,911,038

Note 36 - Risk management, continued

A summary for the allowances for loan losses is as follows:

	As of December 31,
	2021	2020
	MCh$	MCh$
Loans and accounts receivable at amortized cost	(947,812)	(1,041,873)
Interbank loans, net	(353)	(10)
Provisions for contingent loans risk	(30,589)	(39,775)
Total allowances	(978,754)	(1,081,658)

For more detail on maximum credit risk exposure and concentration by type of financial instrument, see the specific Notes.

The following table displays the concentration of credit risk by industry for the loan portfolio:

		As of December 31,
		2021			2020
		Maximum	Maximum		Maximum	Maximum
		gross	net		gross	net
	Note	exposure	exposure (1)%		exposure	exposure (1)%
		MCh$	MCh$		MCh$	MCh$
Manufacturing		1,295,321	1,154,825	5.24%	1,060,837	1,004,437	4.69%
Mining		429,591	422,314	1.74%	534,823	465,405	2.36%
Electricity, gas and water		922,455	805,948	3.73%	1,099,504	863,573	4.86%
Agriculture and livestock		537,337	517,723	2.17%	494,601	470,250	2.19%
Forestry and wood extraction		64,186	62,506	0.26%	56,005	54,607	0.25%
Fishing		19,657	18,781	0.08%	35,723	30,882	0.16%
Transport		867,096	797,904	3.50%	586,831	527,557	2.59%
Communications		49,002	46,451	0.20%	56,148	53,659	0.25%
Construction		1,917,901	1,884,123	7.75%	1,837,114	1,799,216	8.12%
Commerce		2,288,011	2,138,150	9.25%	2,210,467	2,099,734	9.77%
Services		4,143,076	4,026,551	16.74%	3,599,936	3,527,342	15.92%
Others		3,139,037	3,116,365	12.69%	3,237,714	3,237,323	14%
Subtotal commercial loans	10 a)	15,672,670	14,991,641	63.35%	14,809,703	14,133,985	65.47%
Consumer loans	10 a)	2,825,719	2,636,236	11.42%	5,317,000	5,225,837	23.51%
Mortgage loans	10 a)	6,244,971	6,167,671	25.24%	2,492,464	2,325,447	11.02%
Totals		24,743,360	23,795,548	100%	22,619,167	21,685,269	100%
(1)	Net of allowances

Note 36 - Risk management, continued

Guarantees

In order to mitigate credit risk, guarantees have been established in the Bank’s favor. The main guarantees provided by customers are detailed as follows:

For loans to companies, the main guarantees are:	For loans to individual, the main guarantees are:
- Machinery and/or equipment	- Urban plots or land
- Buildings for specific purposes under construction
- Agricultural land
- Maritime ships and aircrafts
- Mining infrastructure
- Inventory
- Agricultural assets
- Industrial assets
- Biological assets
- Other warranties

Guarantees taken by the Bank to secure collections of rights reflected in its loan portfolios are mortgage-type guarantees (urban and rural property, farm land, ships and aircraft, mining claims and other assets) and pledges (inventory, farm assets, industrial assets, plantings and other pledged assets).

b.2) Financial Risk

Definition and Principles of Financial Risk Management

The Bank defines this risk as the possibility of an event having unexpected financial consequences on the institution. Although this definition involves a strong adversity component, it also involves an important opportunity component. Therefore, the purpose of financial risk management is not to eliminate this risk, but rather to limit its exposure to negative events in line with the risk appetite of the Bank’s shareholders and the regulations that govern the institution. The main financial risks to which the Bank is exposed are: Market Risk, Liquidity Risk and Counterparty Risk.

b.2.1) Market Risk

Market Risk is the exposure to economic gains or losses caused by movements in prices and market variables. This risk stems from the activities of the Trading and Banking Books. In the first case, it comes from activities intended to obtain short-term gains and from the intensive use of fair value instruments. In the second case, with a more long-term vision, it stems from commercial activities with products valued at amortized cost.

The following section describes the main market risk factors to which the Bank and its subsidiaries are exposed:

Note 36 - Risk management, continued

b.2.1.1) Currency Risk

Currency risk is the exposure to adverse movements in the exchange rates of currencies other than their base currency (CLP in the case of operations in Chile and COP in the case of operations in Colombia) for all those positions inside and outside of balance. The main sources of exchange risk are:

●     Trading Book Positions in foreign currency (MX).

●     Currency mismatches between the assets and liabilities of the Banking Book.

●     Currency flow mismatches.

●     Structural positions, generated by consolidating the financial statements, assets and liabilities denominated in currencies other than the Chilean peso registered in branches and subsidiaries abroad.

The foregoing means that movements in exchange rates can generate volatility in both the Bank’s net income and equity. This effect is known as "translation risk".

b.2.1.2) Inflation Risk

Inflation risk is the risk of loss due to the impact of inflation and related changes to inflation indexes or inflation-linked units(such as UF, UVR or others) on financial instruments or other transactions that are linked to inflation

b.2.1.3) Interest Rate Risk

Interest Rate Risk is the exposure to movements in market interest rates. Changes in market interest rates can affect both the price of instruments recorded at fair value and the financial margin and other gains from the Banking Book such as fees. Fluctuations in interest rates also affect the Bank’s economic value.

Interest rate risk can be represented by sensitivities to parallel and/or non-parallel yield shifts with the effects reflected in the prices of instruments, the financial margin, profit and loss, equity and economic value.

The measurement of the structural interest rate risk is carried out through the representation by risk factor of the cash flows expressed in fair value, assigned to the dates of repricing and by currency. This methodology facilitates the detection of concentrations of interest rate risk at different tenors.

All balance sheet and off balance sheet items are broken down into their cash flows and assigned to repricing and maturity buckets. In the case of those accounts that do not have a contractual maturity, an internal model is used to estimate their durations and interest rate sensitivities.

Note 36 - Risk management, continued

The following are the Banking Book items (products valued at amortized cost and FVTOCI and derivatives valued at fair value) for the most relevant currencies in which the Bank trades at the end of the year ended December 31, 2021 and 2020:

	As of December 31, 2021
		Between 1 and 3	More than 3 months	Between 1 and 3	More than 3
Positions	Up to 1 month	months	and less 1 year	years	years	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
ASSETS	10,789,821	3,521,035	6,400,962	5,787,466	8,807,166	35,306,450
CLP	5,650,471	1,515,577	2,131,454	2,161,385	1,408,683	12,867,570
CLF	510,552	441,744	1,857,539	2,528,482	6,554,363	11,892,680
USD	3,353,122	714,710	1,304,278	147,490	155,892	5,675,492
COP	1,275,676	849,004	1,107,691	950,109	688,228	4,870,708
LIABILITIES	(14,406,920)	(3,202,539)	(5,198,326)	(6,880,724)	(6,562,135)	(36,250,644)
CLP	(7,652,765)	(2,034,059)	(2,487,949)	(5,147,050)	(63,157)	(17,384,980)
CLF	(315,900)	(16,842)	(479,329)	(984,178)	(6,147,733)	(7,943,982)
USD	(2,303,464)	(866,228)	(1,705,776)	(335,808)	—	(5,211,276)
COP	(4,134,791)	(285,410)	(525,272)	(413,688)	(351,245)	(5,710,406)
Derivatives	(590,525)	796,182	438,226	(343,008)	1,000,180	1,301,055
CLP	543,341	749,393	383,356	224,949	—	1,901,039
CLF	(969,261)	(906,260)	(517,836)	(795,785)	1,017,743	(2,171,399)
USD	228,696	416,053	737,494	79,486	155,436	1,617,165
COP	(393,301)	536,996	(164,788)	148,342	(172,999)	(45,750)

	As of December 31, 2020
		Between 1 and 3	More than 3 months	Between 1 and 3	More than 3
Positions	Up to 1 month	months	and less 1 year	years	years	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
ASSETS	9,817,266	2,565,202	5,585,956	5,174,445	9,793,262	32,936,131
CLP	4,885,891	845,251	2,289,124	2,252,567	1,918,038	12,190,871
CLF	539,004	502,506	1,683,797	1,586,457	6,989,721	11,301,485
USD	2,523,089	571,066	885,045	123,608	201,009	4,303,817
COP	1,869,282	646,379	727,990	1,211,813	684,494	5,139,958
LIABILITIES	(15,149,162)	(2,808,356)	(4,363,629)	(1,818,488)	(7,983,018)	(32,122,653)
CLP	(10,169,966)	(1,637,063)	(2,477,283)	(661,668)	(1,950,514)	(16,896,494)
CLF	(223,471)	(14,789)	(284,994)	(768,465)	(5,616,883)	(6,908,602)
USD	(2,152,414)	(884,847)	(939,496)	(3,590)	—	(3,980,347)
COP	(2,603,311)	(271,657)	(661,856)	(384,765)	(415,621)	(4,337,210)
Derivatives	(149,153)	(133,655)	(133,194)	(376,852)	949,461	156,607
CLP	830,637	1,429,392	516,336	272,765	24,985	3,074,115
CLF	(1,263,538)	(795,275)	(662,416)	(444,847)	1,001,038	(2,165,038)
USD	103,599	(24,269)	87,848	(24,433)	(12,182)	130,563
COP	180,149	(743,503)	(74,962)	(180,337)	(64,380)	(883,033)

The exposures presented above correspond to the present values resulting from:

●     Model contract flows according to their behaviors that affect market risk exposure. Example: prepayment, renewal, etc.

●     Discounting the cash flows of instruments accounted for at amortized cost by the opportunity cost.

●     Discounting the cash flows of instruments accounted for through mark to market at market rates.

Note 36 - Risk management, continued

b.2.1.4) Volatility Risk

In addition to the exposure related to the underlying asset, buying or selling options has other risks. These risks arise from the non-linear relationship between the gains or losses generated by options and the prices of the underlying factors, as well as from the exposure to changes in the price volatility of the underlying asset, among other factors.

b.2.2) Liquidity Risk

Liquidity Risk is the exposure of the Bank and its subsidiaries to events that affect their ability to meet, in a timely manner and at reasonable costs, cash payment obligations arising from maturities of time deposits that are not renewed, withdrawals from demand accounts, maturities or settlements of derivatives, liquidations of investments or any other payment obligation.

Financial institutions are exposed to liquidity risk that is intrinsic to the role of intermediary that they play in the economy. In general, in financial markets demand for medium or long-term financing is usually much greater than the supply of funds for those terms while short-term financing is in considerable supply. In this sense, the role of intermediary played by financial institutions, which assume the risk of satisfying the demand for medium and long-term financing by brokering short-term available funds, is essential for the economy to function properly.

Appropriately managing funding liquidity risk not only allows contractual obligations to be met in a timely manner, but also enables:

•The liquidation of positions without significant losses.

•Financing commercial and treasury activities of the Bank and its subsidiaries at competitive rates.

Complying with liquidity risk requirements and other regulations.

b.3) Financial Risk Management

We define financial risk management as the process of identifying the risks to which the Institution is exposed, quantifying those risks and then managing them according to the Bank’s risk appetite and business objectives. The above implies an active monitoring of the risks, studying their evolution over time. The risk management process can be broken down into the following stages:

b.3.1) Identification of Financial Risks

Financial Risk Management has a high-level technical team that constantly monitors the activities of the Bank and its subsidiaries to identify, quantify and control financial risks. In addition, the Bank’sTreasury function acts as the first line of defense playing a key role in the detection of risks. Itaú Corpbanca has a structure in place that facilitates this risk identification role by maintaining independence in its activities as well as actively participating in the creation / modification of products.

Note 36 - Risk management, continued

b.3.2) Quantification and Control of Exposure to Financial Risk

Once all financial risks have been identified, the Financial Risk Management function is responsible for their quantification. Financial risk factors are subject to limits at various levels, according to the Risk Appetite set by the Board as well as applicable regulations.

The Financial Risk Management function proposes a framework of limits and warnings, quantitative and qualitative that are reviewed and approved by the ALCO and the Board of Directors. Additionally, the Financial Risk Management function develops tools and valuation models, conducts stress tests, measures the degree of concentration with inter-Bank counterparts, draws up the policies and procedures manual, as well as monitors authorized limits and alerts, which are reviewed at least annually.

The metrics, by type of risk, used to quantify the exposures are detailed below:

Metrics and limits of Market Risk

Taking into account the complexity and relevance of the portfolios managed by Itaú Corpbanca, different instruments have been established to control market risks, according to the characteristics of the financial products of the Trading Book and Banking Book.

Note 36 - Risk management, continued

The following are the regulatory and internal metrics used for the monitoring and control of market risk:

Regulatory Risk Measures for the Trading Book and Banking Book

The Bank measures regulatory exposures in line with the standardized methodology set forth by the Central Bank of Chile (Chapter III-B 2.2 "Standards on the measurement and control of market risks of Banking companies" of the Compendium of Financial Regulations) and complemented by the Commission for the Financial Market (Chapter 12 21 “Measurement and control of market risks rules”), which corresponds to a risk measure based on the standard methodology of the Basel Committee to quantify exposure to market risks for the Trading Book and the Banking Book.

The regulatory measurement of Trading Book market risk allows estimating the potential loss that the Bank could face from market fluctuations according to standardized shocks defined by the regulator. The regulatory limit corresponds to the sum of this risk (also called Market Risk Exposure or MRE) and 10% of the Risk-weighted Assets for Credit Risk; Said sum may in no case be greater than the Effective Equity of the Bank.

The Bank must permanently observe these limits and report them to the CMF . It must also inform the Commission monthly about the consolidated risk positions, including the subsidiaries and foreign branches.

The consumption of the regulatory market risk limit, specifically for the Trading Book as of December 31, 2021, 2020 and 2019, is presented below:

	As of December 31,
Limit consumption	2021	2020	2019
Market risk exposure (MRE)	65.63%	83.34%	80.10%

The regulatory risk measurement for the Banking Book is used to estimate the Bank’s potential losses from standardized adverse movements in interest and exchange rates.

The standardized regulatory report for the Banking Book is used to estimate the Bank’s potential economic losses from standardized adverse movements in interest rates defined by the CMF. Currently, limits for short-term exposure (STE) to interest rate and inflation risk in the Banking Book are set at 35% of annual operating income (LTM moving period) and for long-term limit consumption (LTE) at less than 20% of the Bank’s regulatory capital.

Note 36 - Risk management, continued

The following table details regulatory limit consumption for market risk, as a percentage of the limit calculated based on the rules indicated above, specifically for the Banking Book as of December 31, 2021, 2020 and 2019:

	As of December 31,
Limit consumption	2021	2020	2019
Short-term exposure to interest rate risk	47.21%	62.99%	48.92%
Long-term exposure to interest rate risk	23.21%	63.86%	57.82%

As of December 31, 2021 and 2020 and for the years ended December 31, 2021, 2020 and 2019 the Bank has complied with all regulatory requirements and limits, as well as with all financial covenants, such as risk weighed capital adequacy ratio, single borrower exposure, aggregate large exposure, concentration risk, equity to assets ratio, coverage ratio of provisions, among others.

Value at risk (VaR)

●	Calculation of Historical Value at Risk (Non-parametric), which is an estimate of the maximum potential economic loss at a certain confidence level and a given time horizon. Historical VaR, as opposed to Statistical or Parametric VaR, is based on the observed distribution of past returns, does not need to make assumptions of probability distributions (frequently normal distribution) and, therefore, does not need a mean (assumed 0), standard deviation and correlations across returns (parameters). The Bank’s uses a 99% confidence level and a time horizon of 1 day.
●	Calculation of Volatility-Adjusted Historical Value at Risk (Non-parametric). This measurement is based on the above and the profit and loss vector is adjusted according to whether it is facing a period of greater or less volatility.

The Board and Top Management define limits on the Value at Risk which are monitored on a daily basis. The measurement is also subjected to backtesting to verify that the daily losses that effectively occurred do not exceed VaR more than once every 100 days. The result is monitored daily to confirm the validity of the assumptions, hypotheses as well as the adequacy of the parameters and risk factors used in the VaR calculation.

The Bank in turn calculates VaR for sub/portfolios and risk factors, which allows it to quickly detect risk concentrations. The VaR metrics are complemented by stress testing taking into account prospective, historical and standardized scenarios.Although the Value at Risk model is one of the models most frequently used by the local financial industry, like any model it has limitations that must be considered:

●	It does not take into account the expected loss in the event that the portfolio return is above the confidence level defined in the VaR. In other words, in the Bank’s case it does not reflect what happens in the 1% of the tail. This limitation is mitigated through the stress measures detailed below.
●	It does not consider intraday results, but only reflects the potential loss given current positions.
●	It does not take into account potential changes in the dynamics of movements in market variables (i.e. potential changes in the matrix of variance and covariance).

Note 36 - Risk management, continued

Sensitivity Measurements

The Bank uses stress testing as a sensitivity analysis tool in order to control financial risk. This measurement is performed separately for the Trading and Banking Books.

Sensitivity is estimated using the DV01 indicator, which is a measure of sensitivity of portfolio results if the zero coupon interest rate of the risk factor increases by 1 basis point (0.01%) for different maturities and in annualized terms.

In accordance with IFRS 7, the following table presents an estimate of the likely, but reasonable impact of fluctuations in interest rates, exchange rates and implicit volatilities (market factors) that would impact the Trading and Banking Book.

The fluctuations in market factors correspond to highly probable scenarios chosen from among a set of scenarios agreed upon based on the opinions of specialists in economics and financial risk and operators. In order to estimate sensitivity, sensitivity (DV01) and the reasonably likely scenarios must be multiplied by risk factor.

Interest rate scenarios - Chile (basis points – 0.01%)

The table below presents a sensitivity analysis for changes of 0.01% in interest rates by term and type of interest rate, and its corresponding impact on profit and loss (net interest margin) and equity (valuation accounts for financial instruments at FVTOCI).

	Scenarios for impacts on P&L						Scenarios for impacts on FVTOCI
	Swap	Government	Swap	Government	Curve	Curve	Swap	Government	Swap	Government	Curve	Curve
Term	CLP	CLP	CLF	CLF	USD	MX	CLP	CLP	CLF	CLF	USD	MX
1 day	(39)	39	87	162	(51)	51	39	39	(87)	162	51	(51)
3 months	(39)	39	87	162	(51)	51	39	39	(87)	162	51	(51)
6 months	(39)	39	87	162	(51)	51	39	39	(87)	162	51	(51)
9 months	(36)	42	87	159	(67)	67	36	42	(87)	159	67	(67)
1 year	(33)	46	93	155	(86)	86	33	46	(93)	155	86	(86)
2 years	(37)	39	70	93	(101)	101	37	39	(70)	93	101	(101)
3 years	(47)	52	68	88	(103)	103	47	52	(68)	88	103	(103)
4 years	(57)	65	68	83	(105)	105	57	65	(68)	83	105	(105)
5 years	(67)	77	67	79	(106)	106	67	77	(67)	79	106	(106)
7 years	(65)	66	74	81	(103)	103	65	66	(74)	81	103	(103)
10 years	(63)	50	83	85	(98)	98	63	50	(83)	85	98	(98)
20 years	(63)	50	80	81	(115)	115	63	50	(80)	81	115	(115)

Note 36 - Risk management, continued

Interest rate scenarios - Colombia (basis points – 0.01%)

The table below presents a sensitivity analysis for changes of 0.01% in interest rates by term and type of interest rate, and its corresponding impact on profit and loss (net interest margin) and equity (valuation accounts for financial instruments at FVTOCI).

	Scenarios for impacts on P&L			Scenarios for impacts on FVTOCI
Tenor	Government COP	Swap IBR	Curve USD	Government COP	Swap IBR	Curve USD
1 day	137	37	13	137	37	13
3 months	133	40	17	133	40	17
6 months	130	78	19	130	78	19
9 months	126	77	27	126	77	27
1 year	122	75	35	122	75	35
2 years	108	96	39	108	96	39
3 years	93	94	35	93	94	35
4 years	85	95	36	85	95	36
5 years	86	96	37	86	96	37
7 years	88	98	39	88	98	39
10 years	91	101	42	91	101	42
20 years	93	111	51	93	111	51

	Scenarios for impacts on accrual book
Tenor	Government COP	Curve USD
1 day	37	13
1 month	79	14
3 months	40	17
6 months	78	19
9 months	77	27
1 year	75	35

Exchange rate scenarios Chile

The table below presents the assumptions used in the sensitivity analysis for changes in the relevant exchanges rate, were by the Bank determined that its relevant exchange rate are USD-CLP and USD-COP using a 10.86% and 10.42% change over the closing rates, respectively, to each of the portfolios and its corresponding impact on profit and loss (net income from financial operations and net foreign exchange gain/loss) and equity (valuation accounts for financial instruments at FVTOCI).

	Change in scenario impacting	Change in scenario impacting	Change in scenario impacting
Exchange rate	P&L	FVTOCI	accrual book
	%	%	%
USD – CLP	(10.86)	(10.86)	(10.86)
USD - COP	10.42	10.42	10.42

Note 36 - Risk management, continued

Exchange rate scenarios Colombia

The table below presents the assumption used in the sensitivity analysis for changes in the relevant exchanges rates, were by the Bank used a 5.08% change over the closing rates of USD - COP to each of the portfolios, and its corresponding impact on profit and loss (net income from financial operations and exchange differences) and equity (valuation accounts for financial instruments at FVTOCI).

	Change in scenario	Change in scenario	Change in scenario impacting
Exchange rate	impacting P&L	impacting FVTOCI	accrual book
	%	%	%
USD - COP	(5.08)	(5.08)	(5.08)

Impact on P&L derived from sensitivity analysis

The following table presents the impact of movements or reasonably likely scenarios explained above applied to positions in the Trading Book that affect P&L (net income from financial operations, net foreign exchange gain/losses, and net interest margin as applicable) as of December 31, 2021, 2020 and 2019:

	As of December 31,
Potential impact on P&L	2021	2020	2019
	MCh$	MCh$	MCh$
CLP rate risk	(1,679)	(8,403)	(4,881)
Derivatives	(1,679)	(8,403)	(4,879)
Debt instruments	—	—	(2)
CLF rate risk	(7,248)	(8,488)	(5,130)
Derivatives	(7,248)	(8,488)	(5,130)
Debt instruments	—	—	—
COP rate risk	829	(3,104)	(1,200)
Derivatives	5,469	(2,508)	(1,086)
Debt instruments	(4,640)	(596)	(114)
UVR rate risk	(30,766)	(133)	(108)
Derivatives	—	3	(102)
Debt instruments	(30,766)	(136)	(6)
USD rate risk	(12,000)	(2,648)	(2,711)
Other currencies rate risk	(16)	(249)	(177)
Total rate risk	(50,880)	(23,025)	(14,207)
Exchange rate risk	7	(163)	(763)
Options risk	5	16	89
Total impact	(50,868)	(23,172)	(14,881)

The following table presents the impact on the net interest margin of movements or reasonably likely scenarios on positions in the Accrual Book for the years ended December 31, 2021, 2020 and 2019:

	For the years ended December 31,
Potential impact on Accrual Book	2021	2020	2019
Interest rate shock sensitivity impact	(16,349)	(9,626)	(13,981)

Note 36 - Risk management, continued

The impact on the Banking Book does not necessarily mean a gain/loss but it does mean smaller/larger net income from the generation of funds (net funding income, which is the net interest from the accrual portfolio) for the next 12 months.

Impact on Equity derived from sensitivity analysis

The following table shows the positions of the FVTOCI portfolio and their potential impacts in market value. The first column for each period shows the exposure in Dv01 based on changes in the market value of one basis point in yield curves and second column shows "Impact of change in interest rate" based on internal scenarios of rates changes in yields curves.

	For the years ended December 31,
	2021			2020			2019
Potential Impact	DV01	Impact of Change in		DV01	Impact of Change in		DV01	Impact of Change in
on FVTOCI	(+1 bp)	Interest Rate		(+1 bp)	Interest Rate		(+1 bp)	Interest Rate
	US$	MUS$	MCh$	US$	MUS$	MCh$	US$	MUS$	MCh$
CLP	(73,433)	(6.99)	(5,897)	(707,409)	(40.13)	(28,609)	(377,765)	(31.16)	(23,334)
CLF	43,232	(33.24)	(28,055)	(201,548)	(23.15)	(16,505)	(221,758)	(49.07)	(36,744)
COP	(65,627)	(5.36)	(4,525)	35,889	(8.13)	(5,780)	(49,254)	(1.37)	(1,023)
UVR	(83,203)	(6.96)	(5,875)	(36,520)	(3.88)	(2,755)	(142,663)	(5.25)	(3,981)
USD	(80,331)	(8.64)	(6,797)	(42,030)	(4.36)	(3,107)	(2,353)	(0.14)	(105)
Other	—	—	—	11,624	(0.59)	(419)	888	(0.08)	(56)
Total interest rate impact	(259,362)	(61.19)	(51,149)	(939,994)	(80.24)	(57,175)	(792,905)	(87.07)	(65,243)

	Impact due to changes in prices
Exchange rate	As of December 31, 2021		As of December 31, 2020
	ThUS$	MCh$	ThUS$	MCh$
USD	145.47	122,874	(67.25)	(47,942)
COP	—	—	(63.65)	(45,380)
Total risk exchange rate	145.47	122,874	(130.90)	(93,322)
Total impact	84.28	71,725	(211.14)	(150,497)

Hedging

The Bank utilizes a variety of hedging strategies and instruments to manage financial risks arising from trading book and banking book exposures. In cases where the hedging instruments are subject to an accounting treatment different from that of the underlying exposures that are the object of the hedge, the Bank may employ hedge accounting treatment to eliminate accounting asymmetries that could generate undue volatility in the Bank’s earnings, equity and/or capital positions.

The use of accounting hedges is subject to the limits defined by the Board of Directors, the definitions of the Assets and Liabilities Committee (ALCO) and the Hedging Policy.

The Treasury is responsible for designing and implementing the hedging strategies and the Financial Risk Management function is responsible for measuring and monitoring the effectiveness of the hedges, generating indicators of effectiveness that are constantly monitored. (For more detail on the accounting hedging strategies, review Note 8).

Note 36 - Risk management, continued

LIBOR discontinuation (London Interbank Offered Rate)

LIBOR has been the main reference rate to determine the price of financial instruments from mortgages, loans, bonds, derivatives, as well as for the construction of discount rates and transfer prices. However, its reliability and methodological definition have recently been challenged, prompting the UK's Financial Conduct Authority (FCA) to determine the cessation of the LIBOR benchmark as of December 31, 2021 for Libor 1w and 2m, and as of June 30, 2023 for other tenors.

The following table details the exposure based on financial instruments subject to the reform of the reference interest rate, presenting the balances as of December 31, 2021 and 2020:

Financial intruments based on libor
	As of December 31, 2021		As of December 31, 2020
	Exposure		Exposure
Financial Statements line item	Assets	Liabilities	Assets	Liabilities
	MCh$	MCh$	MCh$	MCh$
Non-derivative financial instruments	2,790,568	1,533,951	1,632,335	1,107,483
Loans and accounts receivable from customers	2,790,568		1,632,335
Interbank borrowings	—	1,533,951	—	1,107,483
Financial derivative contracts (1) (2)	1,032,033	1,154,080	12,988,222	9,228,125
Totals	3,822,601	2,688,031	14,620,557	10,335,608
(1)	Correspond to the fair value of the operations.
(2)	The total notional amount associated with derivative operations corresponds to MCh$32,537,849 (As of December 31, 2020 MCh$32,966,228).

The main items identified included in Loans and accounts receivable from customers correspond to commercial loans in the form of working capital funding, while the operations included in the Interbank borrowings item correspond mainly to international trade financing operations. The derivative items are mainly composed of interest rate swaps.

Additionally, based on Management’s analysis, no risks have been identified that would require meaningful modifications in the risk management strategy implemented by the Bank.

Note 36 - Risk management, continued

C) Operational Risk

The Bank and its subsidiaries define operational risk as the possibility of losses resulting from failures, deficiencies or inadequacies in internal processes, people, and systems or external events, including in this definition the legal risk and excluding strategic and reputational risks. Operational risk is recognized as a manageable risk, for which the Bank has established an Operational Risk Management function.

The Bank adopts a model of three lines of defense as the primary way to implement its operational risk management structure, internal controls and compliance, ensuring compliance with corporate guidelines.

The defense lines are composed by; the business and support areas (first line of defense), which are primarily responsible for managing the risks related to their processes; Operational Risk, Internal Controls, and Compliance (second line of defense) area in charge of supporting the first line of defense in relation to the fulfillment of its direct responsibilities; and the Internal Audit function (third line of defense) responsible for independently verifying the adequacy of the risk identification and management processes and procedures, in accordance with the guidelines established in the Internal Audit Policy and submitting the results of its recommendations for improvement to the Audit Committee.

The risk management program contemplates that all relevant risk issues must be reported to the higher levels of the organization and to the Operational Risk Committee.

Our methodology consists in the evaluation of risks and controls of a business from a broad perspective and includes a plan to monitor the effectiveness of such controls and the identification of eventual weaknesses. The main objectives of the Bank and its subsidiaries in terms of operational risk management are the following:

●	Identification, evaluation, information, management, and monitoring of the operational risk in connection with activities, products, and processes carried out or commercialized by the Bank and its subsidiaries;
●	Building a strong culture of operational risk management and internal controls, with clearly defined and adequately segregated responsibilities between business and support functions.
●	Generating effective internal reports in connection with issues related to operational risk management, with a clearly defined escalation protocol;
●	Controlling the design and application of effective plans to deal with contingencies that ensure business continuity and the avoidance or minimization of losses.

Regarding training and awareness, the risk culture continues to be reinforced through face-to-face training in the field of operational risk, internal control, prevention of external and internal fraud, and the implementation of the annual "more security" program for all staff and introduction programs for new employees.

Finally, it is worth mentioning that Sarbanes-Oxley (SOX) compliant controls are established for all processes that are relevant to the integrity of the Bank’s financial statements and that compliance with SOX standards is annually. certified by the Operational Risk Management function.

Note 36 - Risk management, continued

D) Cybersecurity

The Bank and its affiliated companies collect and process personal and confidential information from its clients as an integral part in the conduct of banking operations and the various services offered through the Internet and other electronic channels. The secure transmission of information through the different electronic channels is essential to maintain the trust of its customers in online services. The use of the Internet and electronic channels in general exposes the Bank to risks associated with cybersecurity.

Cybersecurity is defined as the set of actions for the protection of digital information assets, as well as the infrastructure that supports it, with the objective of preventing or mitigating the adverse effects of risks and threats on information security and maintaining the continuity of the Bank's business.

Given the importance of cybersecurity and security of the clients' information, the Bank has a Cybersecurity and Fraud Management team, which reports directly to the Corporate Risk Manager.

The Bank's Cybersecurity Management model is based on four (4) Macro processes:

●	Security and Cybersecurity Governance: focused on risk management, regulatory framework, supplier cybersecurity management and culture and awareness of Cybersecurity culture, for clients and collaborators.
●	Information protection: Responsible for the identification, classification, protection and authorization of access to information.
●	Systems security: Definition of security architecture and adherence to cybersecurity guidelines in the technological environment.
●	Cyber defense: Application of industry leading practices in security and assurance of technological equipment (Baseline), detection and remediation of vulnerabilities and detection and response to cybersecurity incidents; evaluation of the Bank's current cybersecurity controls and detection of cybersecurity breaches, evaluation of response to a crisis scenario through cybersecurity exercises and ethical hacking.

Note 36 - Risk management, continued

E)    Shareholders’ equity requirements

The primary objectives of the Bank's capital management are to ensure compliance with regulatory requirements, maintain a strong credit rating and healthy capital ratios. During the years ended December 31, 2021 and 2020, the Bank has fully complied with capital requirements.

In accordance with the General Banking Law (hereinafter LGB), the Bank must maintain a minimum ratio of Cash Equity to Consolidated Risk-Weighted Assets of 8% in accordance with article 66 of the LGB. In addition to the above, it must maintain an additional core capital equivalent to 0.625% of its risk-weighted assets in accordance with article 66 bis of the LGB, net of required provisions, and a minimum ratio of Core Capital to Total Consolidated Assets of 3%, net of required provisions. However, since the 2016 merger, the CMF has required an additional 2.0% buffer. According to the transitory provisions of RAN 12-14 "Application of article 35 BIS of the LGB", this buffer has effectively been reduced to 1.5% as of December 1, 2021. As a result, the Bank’s minimum required  ratio of Shareholders' Equity to Consolidated Risk-Weighted Assets is 10.13%. The Bank’s capital ratio calculations, the Bank follow the provisions of Chapter 21-1 "Shareholders' Equity for legal and regulatory purposes" of the RAN.

In January 2019, Law No. 21,130 was issued, which modernizes the banking legislation with the objective of implementing the practices promoted internationally by the Basel III agreement, introducing amendments to the General Banking Law (hereinafter "LGB"). In order to implement the standards, the CMF initiated the regulatory process for their implementation by incorporating amendments and new chapters to the Updated Compilation of Standards (hereinafter "RAN").

The application of the regulatory adjustments and exclusions from the capital base will be gradual, in accordance with the transitional provisions of Chapter 21-1, starting with a 15% discount on December 1, 2022, rising to 30% as of December 1, 2024, to 65% as of December 1, 2024, and reaching 100% as of December 1, 2025.

Assets are weighted according to risk categories as established in Chapter 21-6 "Determination of assets weighted by credit risk", Chapter 21-7 "Determination of market risk-weighted assets" and Chapter 21-8 "Standardized methodology for the computation of operational risk-weighted assets".

All derivative instruments traded off-exchange are considered in the determination of risk assets with a conversion factor on the notional values, thus obtaining the amount of exposure to credit risk (or "credit equivalent"). Off-balance sheet contingent credits are also considered as "credit equivalent" for their weighting, in accordance with the provisions of Chapter 21-6 of the RAN.

Finally, the new regulation for solvency measurement purposes and regulatory minimum requirements will be effective as of December 1, 2021 and will be implemented gradually until it is fully established as of December 1, 2025.

Note 36 - Risk management, continued

a)	According to local regulations, as of December 31, 2021 the relation between assets and risk weighted assets based on Basel III is as follow:

			Global consolidated
No. Item		Note	As of December 31, 2021
			MCh$
1	Total assets according to the statement of financial position, excluding financial derivative contracts		34,842,124
2	Investment in subsidiaries that are not consolidated	a	—
3	Assets discounted from regulatory capital, other than item 2	b	1,003,882
4	Credit equivalent	c	980,163
5	Contingent receivables	d	2,315,141
6	Assets arising from the intermediation of financial instruments	e	24,428
7	= (1-2-3+4+5-6) Total assets for regulatory purposes		37,109,118
8.a	Credit risk-weighted assets, estimated using standard methodology (APRC)	f	21,016,722
8.b	Credit risk-weighted assets, estimated according to internal methodology (APRC)	f	—
9	Assets weighted by market risk (APRM)	g	1,873,952
10	Assets weighted by operational risk (APRO)	h	1,990,014
11.a	= (8.a/8.b+9+10) Risk-weighted assets (RWA)		24,880,688
11.b	= (8.b/8.b+9+10) Risk-weighted assets, after application of the output floor (APR)		24,880,688
12	Equity attributable to equity holders of the Bank		3,277,800
13	Non-controlling interest	i	74,542
14	Goodwill	j	492,512
15	Excess minority investments	k	—
16	= (12+13-14-15) Common Equity Tier 1 Equivalent (CET1)		2,859,830
17	Additional deductions to common equity tier 1, other than item 2	l	—
18	= (16-17-2) Common equity common equity tier 1 (CET1)		2,859,830
19	Voluntary provisions (additional) incorporated as Additional Capital Tier 1 (AT1)	m	—
20	Subordinated bonds imputed as Additional Capital Tier 1 (AT1)	m	248,807
21	Preferred shares imputed as Additional Capital Tier 1 (AT1)		—
22	Bonds with no fixed term to maturity imputed to Additional Capital Tier 1 (AT1)		—
23	Discounts applied to AT1	l	—
24	= (19+20+21+22+22-23) Additional capital level 1 (AT1)		248,807
25	= (18+24) Tier 1 capital		3,108,637
26	Voluntary (additional) provisions imputed as Tier 2 capital (T2)	n	133,323
27	Subordinated bonds imputed as Tier 2 capital (T2)	n	794,520
28	= (26+27) Equivalent Tier 2 capital (T2)		927,843
29	Discount applied to T2	l	—
30	= (28-29) Tier 2 capital (T2)		927,843
31	= (25+30) Effective equity		4,036,480
32	Additional core capital required for the constitution of the conservation buffer	p	155,504

(a) Corresponds to the value of the investment in subsidiaries that are not consolidated. Applies only in local consolidation when the bank has subsidiaries abroad, and their value is fully deducted from assets and CET1.

(b) Corresponds to the value of the asset items that are deducted from regulatory capital, in accordance with the provisions of paragraph a) of Title No. 3 of Chapter 21-30 of the RAN.

(c) Corresponds to the credit equivalents of derivative instruments in accordance with paragraph (b) of title No. 3 of Chapter 21-30 of the RAN.

(d) Corresponds to the contingent exposure as established in paragraph c) of title No. 3 of Chapter 21-30 of the RAN.

(e) Corresponds to the assets from the intermediation of financial instruments in its own name on behalf of third parties, which are within the bank's consolidation perimeter, as established in paragraph (c) of Title No. 3 of Chapter 21-30 of the RAN.

(e) Corresponds to the assets of the intermediation of financial instruments in its own name on behalf of third parties, which are within the bank's consolidation perimeter, as established in paragraph d) of Title No. 3 of Chapter 21-30 of the RAN.

(f) Corresponds to the assets weighted by credit risk, estimated according to RAN Chapter 21-6. If the bank is not authorized to apply  internal methodologies, it must report field 8.b with zero and add 8.a in field 11.a. If it has the authorization, it must add 8.b in 11.a.

(g) Corresponds to the assets weighted by market risk, estimated according to Chapter 21-7 of the RAN.

(h) Corresponds to the assets weighted by operational risk, estimated according to Chapter 21-8 of the RAN.

(i) Corresponds to the non-controlling interest, according to the level of consolidation, up to 20% of the owners' equity.

(j) Assets corresponding to goodwill.

(k) Corresponds to the balances of the assets of investments in companies other than business support companies that do not participate in the consolidation, in excess of 5% of the owners' equity.

(l) In the case of CET1 and T2, banks must estimate the equivalent value for each level of capital, as well as that obtained by fully applying Chapter 21-1 of the RAN. Then, the difference between the equivalent value and the fully applied value must be weighted by the discount factor in effect at the reporting date according to the transitional provisions of Chapter 21-1 of the RAN, and reported in this row. In the case of AT1, discounts are applied directly if any.

(m) Provisions and subordinated debentures imputed to additional tier 1 capital (AT1), as established in Chapter 21-2 of the RAN.

(n) Provisions and subordinated debentures imputed to the equivalent definition of Tier 2 capital (T2), as established in Chapter 21-1 of the RAN.

(o) Corresponds to the additional core capital (CET1) for the constitution of the conservation buffer, as established in Chapter 21-12 of the RAN.

(p) Corresponds to the additional basic capital (CET1) for the constitution of the conservation buffer, as established in Chapter 21-12 of the RAN.

Note 36 - Risk management, continued

			Global consolidated
No. Item	Solvency ratios and regulatory compliance ratios according to Basel III	Note	As of December 31, 2021
			%
1	Leverage ratio (T1_I18/T1_I7)		7.71
3	Common equity tier 1 ratio (T1_I18/T1_I11.b)		11.49
5	Tier 1 capital ratio (T1_I25/T1_I11.b)		12.49
6	Capital Adequacy ratio (T1_I31/T1_I11.b)		16.22
7	Solvency rating (Level A, B or C)	a	A
	Regulatory compliance ratios for solvency
8	Voluntary (additional) provisions imputed in Tier 2 capital (T2) in relation to APRCs (T1_I26/(T1_I8.a or 8.b))	b	0.63
9	Subordinated bonds imputed in tier 2 capital (T2) in relation to common equity tier 1(CET1)	c	27.78
10	Additional tier 1 capital (AT1) relative to common equity tier 1 (CET1) (T1_I24/T1_I18)	d	8.70
11	Voluntary (additional) provisions and subordinated debentures that are imputed to Additional Tier 1 capital (AT1) in relation to RWA ((T1_I19+T1_I20)/T1_I11.b)	e	1.00

(a)	Corresponds to the solvency classification as established in Article 61 of the General Banking Law.
(b)	Limit of 1.25%, if the bank uses standard methodologies (field T1_8.a), or 0.625% if the bank uses internal methodologies (field T1 8.b), in the estimate of the APRC.
(c)

Subordinated bonds imputed to Tier 2 capital must not exceed 50% of Common Equity Tier 1 (CET1), taking into account the discounts applied to these instruments according to Chapter 21-1. instruments according to Chapter 21-1 of the RAN.

(d)	Corresponds to the contingent exposure as established in paragraph c) of title No. 3 of Chapter 21-30 of the RAN.

b)	As of December 31, 2020, the ratio of assets to risk-weighted assets in accordance with Chapter 12-1, is as follows:

As of December 31, 2020, the ratio of assets to risk-weighted assets is as follows:
	Consolidated assets	Risk-weighted assets
	As of December 31, 2020
	MCh$	MCh$
Assets balance (net of allowances)
Cash and deposits in banks	3,089,072	—
Cash items in process of collection	173,192	30,919
Trading securities	580,369	90,149
Investments under resale agreements	105,580	97,525
Financial derivative contract (*)	1,302,692	859,464
Interbank loans	7,115	7,115
Loans and accounts receivable from customers	21,685,269	18,634,870
Available for sale investments	3,964,720	334,632
Held to maturity investments	111,643	49,627
Investments in companies	11,983	11,983
Intangible	718,683	226,171
Fixed assets	56,020	56,020
Right-of-use asset under lease agreements	170,603	170,603
Current taxes	64,699	6,470
Deferred taxes	314,112	31,411
Other assets	602,769	410,854
Off-balance sheet assets
Contingent loans	2,381,233	1,428,740
Totals	35,339,754	22,446,553

(*)   Items presented at their Equivalent Credit Risk value, in accordance with the provisions of Chapter 12-1 “Equity for Legal and Regulatory Effects” of the RAN, issued by the Commission for the Financial Market.

Note 36 - Risk management, continued

	As of December 31,
	2020		2020
	MCh$		%
Basic capital	2,315,411	(a)	6.54	(c)
Effective equity	3,044,661	(b)	13.56	(d)

(a)   Basic Capital Corresponds to the net amount that must be shown in the Consolidated Financial Statements filed with the CMF under the line item “Equity attributable to equity holders of the Bank” as indicated in the Compendium of Accounting Standards.

(b)   Based on the consolidated financial statements filed with CMF, the effective net equity of a bank is the sum of (i) a bank’s basic capital, (ii) subordinated bonds issued by a bank valued at their placement price up to 50% of its net capital base; provided that the value of the bonds shall decrease 20% for each year that lapses during the period commencing six years prior to their maturity and (iii) voluntary loan loss allowances in an amount up to 1.25% of a bank’s risk-weighted assets (if a bank has goodwill, this value would be required to be deducted from the calculation of the effective net equity). The calculation of the effective net equity does not include the capital contributions made to subsidiaries of a bank and is made on a consolidated basis rather than on an unconsolidated basis.

(c)   Consolidated basic capital ratio corresponding to basic capital divided by total assets for capital purposes (includes items outside  the Consolidated Financial Statements).

(d)   Consolidated solvency ratio corresponds to the ratio of effective equity to weighted assets.

The shareholders' agreement established an “Optimal Regulatory Capital” with respect to Itaú Corpbanca Chile and Colombia, which must be, at any date, the higher of the 120% of the minimum regulatory capital ratio established by the respective legislation and the ratio of Regulatory capital of the 3 largest private banks in the respective country, multiplied by the consolidated risk-weighted assets (APR) of the Chilean or Colombian bank, as applicable, as of a date that is one year from the last day of the most recent fiscal year , assuming that the assets weighted by their risk level grow during that year at a rate equal to the Minimum Growth Rate (corresponds to the minimum growth rate of the total assets of Itaú Corpbanca Chile and Itaú Corpbanca Colombia necessary to maintain the market participation, determined by the Administration, which in no case may exceed the forecast growth of the system of each country).

As of December 31, 2021 and 2020, the Bank is in compliance with the “Optimal Regulatory Capital” requirements, as well as with all financial covenants related to regulatory capital requirements.